                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission
                               on April 29, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Post-Effective Amendment No. 28                                   [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT                                [X]
 COMPANY ACT OF 1940
         Amendment No. 29                                                  [X]

                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872
                                 --------------

                           Walter B. Grimm, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                  Ropes & Gray
            One Franklin Square, 1301 K Street, N.W., Suite 800 East,
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on [date] pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

BB&T Balanced Fund

BB&T Large Company Value Fund

BB&T Large Company Growth Fund

BB&T Mid Cap Value Fund

BB&T Mid Cap Growth Fund

BB&T Small Company Growth Fund

BB&T International Equity Fund

BB&T Short U.S. Government Income Fund

BB&T Intermediate U.S. Government Bond Fund

BB&T Intermediate Corporate Bond Fund

BB&T North Carolina Intermediate Tax-Free Fund

BB&T South Carolina Intermediate Tax-Free Fund

BB&T Virginia Intermediate Tax-Free Fund

BB&T West Virginia Intermediate Tax-Free Fund

BB&T Prime Money Market Fund

BB&T U.S. Treasury Money Market Fund

BB&T Capital Manager Conservative Growth Fund

BB&T Capital Manager Moderate Growth Fund

BB&T Capital Manager Growth Fund

BB&T Capital Manager Aggressive Growth Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 497(c) on February 1, 2002. The information required by Items 10 through 22 for the above-referenced Funds of BB&T Funds (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2002.

                               [BB&T FUNDS LOGO]

                                   PROSPECTUS

                               EQUITY INDEX FUND

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                   PROSPECTUS


                                  MAY 1, 2002


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [SCALE
                                          GRAPHIC]
Carefully review this important                           3  Overview
section which summarizes the                              4  Equity Index Fund
Fund's investments, risks, past
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                       [MAGNIFYING
                                             GLASS
                                          GRAPHIC]
Review this section for                                   8  Investment Practices
information on investment                                 9  Investment Risks
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [CHART
                                          GRAPHIC]
Review this section for details on                       10  The Investment Adviser
the people and organizations who                         11  The Distributor and Administrator
oversee the Funds.

                                                      SHAREHOLDER INFORMATION

                                             [BOOK
                                          GRAPHIC]
Review this section for details on                       12  Choosing a Share Class
how shares are valued, how to                            13  Pricing of Fund Shares
purchase, sell and exchange                              14  Purchasing and Adding to Your Shares
shares, related charges, and                             17  Selling Your Shares
payments of dividends and                                19  General Policies on Selling Shares
distributions.                                           20  Distribution Arrangements/Sales Charges
                                                         23  Distribution and Service (12b-1) Fees
                                                         24  Exchanging Your Shares
                                                         25  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUND

                                      [INFORMATION
                                          GRAPHIC]
                                                         26  Financial Highlights

 [SCALE GRAPHIC]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, Class B Shares, and Class C Shares of the BB&T Equity Index Fund that you should know before
                                          investing. Please read this prospectus and keep it for
                                          future reference.
                                          The Equity Index Fund described in this prospectus is a
                                          mutual fund. A mutual fund pools shareholders' money and,
                                          using professional investment managers, invests it in
                                          securities like stocks and bonds. Before you look at the
                                          Fund, you should know a few general basics about investing in mutual funds.
                                          The value of your investment in the Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets
                                          where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each BB&T Fund has its own investment goal and strategies
                                          for reaching that goal. However, it cannot be guaranteed
                                          that a Fund will achieve its goal. Before investing, make
                                          sure that the Fund's goal matches your own.
                                          The Adviser invests the Fund's assets in a way that the
                                          Adviser believes will help the Fund achieve its goal. The
                                          Adviser's judgments and other factors may cause the Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          EQUITY INDEX FUND


                                          This Fund seeks to provide investment results that
                                          correspond as closely as practicable, before fees and
                                          expenses, to the total return of the broad range of common stocks represented in the S&P 500(R) Index.
    WHO MAY WANT TO INVEST                Consider investing in this Fund if you are:
                                            - seeking a long-term goal such as retirement
                                            - looking to add a growth component to your portfolio
                                            - willing to accept the risks of investing in the stock
                                              markets
                                          This Fund may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the
                                          S&P 500(R) Index.(1)

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund presently invests all of its assets in a separate open-end management investment company, called the S&P 500 Index Master Portfolio ("Master
                                          Portfolio") of Master Investment Portfolio, that has a
                                          substantially similar investment objective. For simplicity's sake, all discussion of the Fund's investment objective,
                                          strategies, and risks refer also to the Master Portfolio's objectives, strategies, and risks, unless otherwise
                                          indicated.
                                          The Master Portfolio holds each of the stocks that make up the Standard & Poor's 500(R) COMPOSITE STOCK PRICE INDEX
                                          ("S&P 500(R) Index"), which is a widely used measure of
                                          large U.S. company stock performance. The S&P 500(R) Index consists of the common stocks of 500 major corporations
                                          selected according to:
                                            - Size
                                            - Frequency and ease of stock trading, and
                                            - Representation of the size and diversity of the American economy.
                                          The S&P 500(R) Index is capitalization weighted. This means that if all the shares of company A are worth twice as much as all the shares of company B, A's return will count twice as much as B's in calculating the S&P 500(R) Index's overall return. Consequently, the Fund, through its investment in
                                          the Master Portfolio, is invested in all the securities that make up the S&P 500(R) Index and holds those securities in amounts that match their weighting in the S&P 500(R) Index.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INDEX INVESTING: The Fund attempts to track the performance of the S&P 500(R) Index. Therefore, securities may be
                                          purchased, retained and sold by the Fund at times when an
                                          actively managed fund would not do so. If the value of
                                          securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) -- will underperform other kinds of investments or
                                          market averages.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on pages 8-9.

   (1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND



                                             PERFORMANCE BAR CHART AND TABLE(1,
                                             2)


                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES


1994                                                                              0.93%
95                                                                                37.3
96                                                                               22.77
97                                                                               33.22
98                                                                               28.56
99                                                                               20.74
2000                                                                             -9.19
2001                                                                            -12.24


                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year. The Fund's total return from 1/1/02 to 3/31/02 was 0.00%.


                                              Best
                                              quarter:   21.35%      12/31/98

                                              Worst
                                              quarter: -14.72%      9/30/2001

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended


                                                    December 31, 2001)(1)



The chart and table on this page show
   how the Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's adjusted
   performance, over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.



The returns for the Fund shown in the
   bar chart will differ from Class A
   Share, Class B Share, and Class C
   Share returns of the Fund because
   of differences in expenses of each
   class. The table below assumes
   that Class B and Class C
   shareholders redeem all of their
   fund shares at the end of the
   period indicated. The after tax
   returns included in the table are
   only for Class A Shares. After tax
   returns for Class B and Class C
   Shares will vary.



                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 FUND CLASS A SHARES(3)                                                                             (7/02/93)*
   RETURN BEFORE TAXES                                                   -17.30%        8.67%         12.26    %
   RETURN AFTER TAXES ON DISTRIBUTIONS(4)                                -17.50%        8.62%         12.20    %
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES(4)        -10.54%        7.13%         10.47    %
   S&P 500(R) INDEX**                                                    -13.04%        9.16%         13.96    %
 FUND CLASS B SHARES(5)
   RETURN BEFORE TAXES                                                   -17.68%        8.93%         12.15    %
   S&P 500(R) INDEX**                                                    -13.04%        9.16%         13.96    %
 FUND CLASS C SHARES(6)
   RETURN BEFORE TAXES                                                   -14.51%        9.00%         12.11    %
   S&P 500(R) INDEX**                                                    -13.04%        9.16%         13.96    %



(1) Both charts assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Its annual returns will differ only to the extent that it does not have the same expenses.



(2) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has not been adjusted to reflect the Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund. With those adjustments, performance would be lower than that shown.



(3) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.



(4 )After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.



(5) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.



(6) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.



 * The Master Portfolio commenced operations on July 2, 1993. The S&P 500(R) Index is calculated from 7/30/93.



** Reflects no deduction for fees, expenses, or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A    CLASS B    CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES     SHARES     SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)     None       None
                                                     ---------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None     5.00%(3)   1.00%(4)
                                                     ---------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%         0%         0%
                                                     ANNUAL FUND OPERATING EXPENSES(6)      CLASS A    CLASS B    CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES     SHARES     SHARES
                                                     Management Fee                          0.05%      0.05%      0.05%
                                                     ---------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                             0.50%      1.00%      1.00%
                                                     ---------------------------------------------------------------------
                                                     Other Expenses                          0.55%      0.32%      0.47%
                                                     ---------------------------------------------------------------------
                                                     Total Annual Fund Operating Expenses    1.10%      1.37%      1.52%
                                                     ---------------------------------------------------------------------
                                                     Fee Waivers/Reimbursements              0.55%      0.07%      0.22%
                                                     ---------------------------------------------------------------------
                                                     Total Annual Fund Operating
                                                     Expenses(7)                             0.55%      1.30%      1.30%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions with one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) Annual Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund's and Master Portfolio's fees and expenses.



                                   (7) The Fund's Adviser has agreed to
                                   contractually waive and/or reimburse fees in order to keep total operating expenses for Class A Shares, Class B Shares, and Class C Shares from exceeding 0.55%, 1.30% and 1.30%, respectively, through April 30, 2003.



As an investor in the Equity
   Index Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


   ------------------------------
CONTINGENT DEFERRED SALES CHARGE


Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                 1       3       5        10
                                                         EQUITY INDEX FUND      YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES             $628   $853    $1,096   $1,792
                                                     ---------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption        $632   $712    $  913   $1,361
                                                     Assuming No Redemption     $132   $427    $  713   $1,566
                                                     ---------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption        $232   $459    $  808   $1,794
                                                     Assuming No Redemption     $132   $459    $  808   $1,794


                                   * These examples reflect the fees and
                                   expenses of both the Fund and the Master
                                   Portfolio.


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [MAGNIFYING GLASS GRAPHIC]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   EQUITY INDEX FUND

   TRACKING. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio's net assets, including any borrowing for investment purposes, are invested in securities comprising the S&P 500(R) Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500(R) Index. It does not seek to "beat" the market it tracks. Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio's holdings implies no opinion as to its attractiveness as an investment.



   As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities comprising an equity index selected by the Adviser or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without 60 days advance notice to shareholders.


   INVESTING IN INDEXES. Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500(R) Index.


   INVESTING IN ETFS, FUTURES, AND OPTIONS. The Master Portfolio may invest in Exchange Traded Funds ("ETFs"), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.


   MASTER/FEEDER STRUCTURE. While BB&T Asset Management, LLC is the Fund's named investment adviser, BB&T Asset Management, LLC receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

   FEEDER FUND EXPENSES. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

   FEEDER FUND RIGHTS. Under the master/feeder structure, the Fund's Investment Adviser may withdraw the Fund's assets from the Master Portfolio if the Fund's Board of Trustees determines that doing so is in shareholders' best interests. If the Investment Adviser withdraws the Fund's assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund's Board of Trustees.
   INVESTMENT PRACTICES


   The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk.



   Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.



    INSTRUMENT                                                        RISK TYPE
    ----------                                                        ---------
    DERIVATIVES: Instruments whose value is derived from an           Management
    underlying contract, index or security, or any combination        Market
    thereof, including futures, options (e.g., put and calls),        Credit
    options on futures, swap agreements, and some                     Liquidity
    mortgage-backed securities.                                       Leverage
    EXCHANGE TRADED FUND ("ETF"): Open or closed-end mutual           Management
    funds that are traded on exchanges continuously throughout        Market
    the day, including some for which BGFA serves as investment advisor.
    FUTURES AND RELATED OPTIONS: A contract providing for the         Management
    future sale and purchase of a specified amount of a               Market
    specified security, class of securities, or an index at a         Credit
    specified time in the future and at a specified price.            Liquidity
                                                                      Leverage

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



    INSTRUMENT                                                        RISK TYPE
    ----------                                                        ---------
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the      Market
    simultaneous commitment to buy the security back at an            Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.
    SECURITIES LENDING: The lending of up to 33 and 1/3% of the       Market
    Fund's total assets. In return the Fund will receive cash,        Leverage
    other securities, and/or letters of credit.                       Liquidity
                                                                      Credit


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.


   Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.


   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund or Master Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund or Master Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund or Master Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by the Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

 [CHART GRAPHIC]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER

   ADVISER TO THE FUND. BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, including its principal bank affiliate, Branch Banking and Trust Company ("BB&T"), the oldest bank in North Carolina, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages and administers assets of more than $15 billion.



   Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T Asset Management will receive an investment advisory fee from the Fund. If BB&T Asset Management assumes active management of the Fund prior to April 30, 2003, it will limit its investment advisory fee to an annual rate of 0.05% of average net assets so managed. Thereafter, the fee may be at 0.50% of average net assets under BB&T Asset Management's investment advisory agreement with the Fund.



   ADVISER TO THE MASTER PORTFOLIO. BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. Barclays Global Investors is the world's largest manager of institutional investment assets. As of December 31, 2001, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for assets worth over $760 billion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.


   Unlike many traditional active investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolio. Instead, the Master Portfolio tracks the S&P 500(R) Index. The process reflects BGFA's commitment to an objective and consistent investment management structure.

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR
   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor") also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [BOOK GRAPHIC]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - Front-end sales charges, as described below.

   - Distribution and service (12b-1) fees of 0.50% of average daily net assets.

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 21.

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.

   CLASS C SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 21.

   - Maximum investment for all Class C purchases: None.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting all of its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:
               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
            Outstanding
   Generally, you can find the
   Fund's NAV daily in The Wall
   Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.

   ------------------------------
Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock
                                       Exchange, normally at 4:00 p.m. Eastern
                                       time on days the Exchange is open.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted
                                       by the Fund less any applicable sales
                                       charge as noted in the section on
                                       "Distribution Arrangements/Sales
                                       Charges." This is what is known as the
                                       offering price. For further information
                                       regarding the methods used in valuing the Fund's investments, please see the SAI.
The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                                                             MINIMUM INITIAL     MINIMUM
                                                                         ACCOUNT TYPE          INVESTMENT       SUBSEQUENT
                                                                   Class A, Class B or Class
                                                                     C
                                                                   -------------------------------------------------------
                                                                   Regular                            $1,000            $0
                                                                   -------------------------------------------------------
                                                                   Automatic Investment Plan             $25           $25

                                         All purchases must be in U.S. dollars.
                                         A fee will be charged for any checks
                                         that do not clear. Third-party checks
                                         are not accepted.



                                         The Fund may waive its minimum purchase
                                         requirement. The Distributor may reject
                                         a purchase order if it considers it in
                                         the best interest of the Fund and its
                                         shareholders.




                                         From time to time, throughout the year
                                         2002, BB&T or BISYS may offer a special
                                         investment bonus of up to $50 in value
                                         for individuals who purchase Class A,
                                         Class B, or Class C Shares of a BB&T
                                         Fund (excluding Money Market Funds)
                                         through BB&T Investment Services. The
                                         minimum investment required to receive
                                         the investment bonus is $5,000 and the
                                         minimum holding period is six months.
                                         One investment bonus is allowed per
                                         shareholder. For more information
                                         regarding the investment bonus, you
                                         should call your BB&T investment
                                         Counselor or the BB&T Funds at

                                         1-800-228-1872.

You may purchase the Fund
   through the Distributor or
   through banks, brokers and
   other investment
   representatives, which may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible for
   transmitting orders by close
   of business and may have an
   earlier cut-off time for
   purchase and sale requests.
   Consult your investment
   representative or institution
   for specific information.

   -----------------------------------------------------------------------------


   AVOID TAX WITHHOLDING



   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
      P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: BB&T Funds
      P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

                                             ELECTRONIC VS. WIRE TRANSFER

                                             Wire transfers allow financial
                                             institutions to send funds to each
                                             other, almost instantaneously.
                                             With an electronic purchase or
                                             sale, the transaction is made
                                             through the Automated Clearing
                                             House (ACH) and may take up to
                                             eight days to clear. There is
                                             generally no fee for ACH
                                             transactions.




                                             QUESTIONS?



                                             Call 800-451-8382 or your
                                             investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number: ABA #044 000 024
   A/C 01899607383
   BB&T Funds

   Include:
   Your name and account number
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   -------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.
   To invest regularly from your bank
   account:
      - Complete the Automatic
        Investment Plan portion on your
        Account Application or the
        supplemental sign-up form
      - Make sure you note:
         - Your bank name, address and
           account number
         - The amount you wish to invest
           automatically (minimum $25)
         - How often you want to invest
           (every month, 4 times a year,
           twice a year or once a year)
      - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the
   SAI for additional information.
   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower distribution expenses. Income dividends for the Fund are declared and paid quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in
                                             cash (check) or have
                                             distributions (capital gains and
                                             dividends) reinvested in another
                                             BB&T Fund without a sales
                                             charge. You must maintain the
                                             minimum balance in each Fund
                                             into which you plan to reinvest
                                             dividends or the reinvestment
                                             will be suspended and your
                                             dividends paid to you. The Fund
                                             may modify or terminate this
                                             reinvestment option without
                                             notice. You can change or
                                             terminate your participation in
                                             the reinvestment option at any
                                             time.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


                                  CONTINGENT DEFERRED SALES CHARGE
When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a
                                  sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.


                                  INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser
                                  and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request (this fee is currently being waived). Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE DISTRIBUTION CHECKS


   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          5.75%                6.10%
      ------------------------------------------------------------------------
      $ 50,000 up to $ 99,999                4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS            CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

CLASS B SHARES
Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES
   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to lower CDSC (typically shares held for the longest time).

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Existing Shareholders of the Fund upon the reinvestment of dividend and capital gain distributions;

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares;

    - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

    - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

    - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

    - Investors who beneficially hold Trust Shares of any Fund of the BB&T
      Funds;

    - Investors who purchase Shares of the Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

    - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

   The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE


     If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Class A
   Shares, Class B Shares, and
   Class C Shares may also be
   exchanged for Trust Shares of
   the same Fund if you become
   eligible to purchase Trust
   Shares. Neither Class B Shares
   nor Class C Shares may be
   exchanged for Class A Shares.
   Class C Shares may not be
   exchanged for Class B Shares.
   Please consult the Trust Share
   prospectus for more information.
   No transaction fees are
   currently charged for exchanges.

   AUTOMATIC EXCHANGES -- CLASS B
   SHARES ONLY

   You can use the Funds' Automatic
   Exchange feature to purchase
   Class B Shares of the Fund at
   regular intervals through
   regular, automatic redemptions
   from the your BB&T Fund account.
   To participate in the Automatic
   Exchange Plan:
     - Complete the appropriate
       section of the Account
       Application.
     - Keep a minimum of $10,000 in
       your BB&T Funds account and
       $1,000 in the Fund whose
       shares you are buying.

   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to BB&T Funds,
   P.O. Box 182533, Columbus, Ohio
   43218-2533.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box
                                      182533, Columbus OH 43218-2533, or by
                                      calling 1-800-228-1872. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made.
  - The name of the Fund into which the exchange is being made.
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be
                                      limited to four exchanges from a Fund
                                      during a calendar year.
NOTES ON EXCHANGES
  - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
  - The registration and tax identification numbers of the two accounts must be identical.
  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
  - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

   - Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Taxes are not considered when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   OTHER INFORMATION ABOUT THE FUND                BB&T EQUITY INDEX FUND





   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.



                                                           FOR THE        FOR THE
                                                          YEAR ENDED    PERIOD ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2001         2000(a)
                                                         ------------   ------------
    CLASS A SHARES
    NET ASSET VALUE -- BEGINNING OF PERIOD                 $   8.83       $  10.00
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.05           0.02
      Net realized and unrealized loss on investments         (1.13)         (1.17)
    --------------------------------------------------------------------------------
      Total from Investment Activities                        (1.08)         (1.15)
    --------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.05)         (0.02)
    --------------------------------------------------------------------------------
      Total Distributions                                     (0.05)         (0.02)
    --------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                       $   7.70       $   8.83
    --------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)*                    (12.24%)       (11.50%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period ($000's)                   $ 39,700       $ 13,632
      Ratio of expenses to average net assets                  0.54%          0.55%(c)
      Ratio of net investment income to average net
        assets                                                 0.74%          1.42%(c)
      Ratio of expenses to average net assets without
        fee waivers **                                         1.10%          1.31%(c)
      Portfolio turnover                                       9.00%(d)      10.00%(d)



    * Had the adviser, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.


    ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


    (a) For the period September 11, 2000 (commencement of operations) through December 31, 2001.



   (b) Not annualized.



    (c) Annualized.



   (d) This rate represents the portfolio turnover rate of the S&P Index Master Portfolio. Represents a full year of activity for the period ended December 31, 2001.

   OTHER INFORMATION ABOUT THE FUND                BB&T EQUITY INDEX FUND



   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                           FOR THE        FOR THE
                                                          YEAR ENDED    PERIOD ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2001         2000(a)
                                                         ------------   ------------
    CLASS B SHARES
    NET ASSET VALUE -- BEGINNING OF PERIOD                 $  8.82        $ 10.00
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.00*          0.02
      Net realized and unrealized gains (losses) on
        investments                                          (1.18)         (1.18)
    --------------------------------------------------------------------------------
      Total from Investment Activities                       (1.18)         (1.16)
    --------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                  (0.04)         (0.02)
    --------------------------------------------------------------------------------
      Total Distributions                                    (0.04)         (0.02)
    --------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                       $  7.60        $  8.82
    --------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)**             (13.37%)       (11.61%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets, End of Period ($000's)                   $ 8,067        $   929
      Ratio of expenses to average net assets                 1.17%          1.30%(c)
      Ratio of net investment income to average net
        assets                                                0.74%          1.92%(c)
      Ratio of expenses to average net assets without
        fee waivers ***                                       1.37%          1.81%(c)
      Portfolio turnover                                      9.00%(d)      10.00%(d)



     *Net investment income was less than one cent per share.



    ** Had the adviser, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.



   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



    (a) For the period from September 11, 2000 (commencement of operations) through December 31, 2001.


    (b) Not annualized

    (c) Annualized


    (d) This rate represents the portfolio turnover rate of the S&P Index Master Portfolio. Represents a full year of activity for the period ended December 31, 2001.

   OTHER INFORMATION ABOUT THE FUND                BB&T EQUITY INDEX FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                           FOR THE
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                           2001(a)
                                                         ------------
    CLASS C SHARES
    NET ASSET VALUE -- BEGINNING OF PERIOD                 $  8.34
    -----------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.00*
      Net realized and unrealized loss on investments        (0.72)
    -----------------------------------------------------------------
      Total from Investment Activities                       (0.72)
    -----------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                  (0.06)
    -----------------------------------------------------------------
      Total Distributions                                    (0.06)
    -----------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                       $  7.56
    -----------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)**              (8.68%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets, End of Period (000's)                    $   107
      Ratio of expenses to average net assets                 1.01%(c)
      Ratio of net investment income to average net
        assets                                                1.09%(c)
      Ratio of expenses to average net assets without
        fee waivers ***                                       1.52%(c)
      Portfolio turnover                                      9.00%(d)



     *Net investment income was less than one cent per share.



    **Had the adviser, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.



   ***During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



    (a)For the period May 1, 2001 (commencement of operations) through December 31, 2001.



    (b)Not annualized.



    (c)Annualized.



    (d)This rate represents the portfolio turnover rate of the S&P Index Master Portfolio. Represents a full year of activity for the period ended December 31, 2001.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009, or by calling 202-942-8090, or by sending an e-mail to publicinfo@sec.gov

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                                   BB&T FUNDS

                                EQUITY INDEX FUND


                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2002


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A Shares, Class B Shares, and Class C Shares Prospectus of the BB&T Equity Index Fund dated May 1, 2002. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing BB&T Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

BB&T FUNDS........................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................1
         Additional Information on Portfolio Instruments..........................1
         Risk Considerations......................................................7
         Master/Feeder Structure..................................................8
         Investment Restrictions..................................................9
         Portfolio Turnover......................................................12
VALUATION........................................................................12
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................13
MANAGEMENT OF BB&T FUNDS.........................................................21
         Trustees................................................................21
         Investment Adviser......................................................27
         Portfolio Transactions..................................................29
         Glass-Steagall Act......................................................30
         Manager and Administrator...............................................31
         Distributor.............................................................32
         Custodian...............................................................34
         Independent Auditors....................................................35
         Legal Counsel...........................................................35
PERFORMANCE INFORMATION..........................................................36
         Calculation of Total Return.............................................36
         Performance Comparisons.................................................38
ADDITIONAL INFORMATION...........................................................39
         Organization and Description of Shares..................................39
         Shareholder and Trustee Liability.......................................39
         Master Portfolio Organization...........................................40
         Miscellaneous...........................................................40
FINANCIAL STATEMENTS.............................................................43
APPENDIX.........................................................................44

                       STATEMENT OF ADDITIONAL INFORMATION


                                   BB&T FUNDS

         BB&T Funds is an open-end management investment company. The BB&T Funds consist of twenty-one series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of twenty-one separate investment portfolios (the "Funds"). This Statement of Information ("SAI") pertains to the BB&T Equity Index Fund (the "Equity Index Fund") only.

         The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares, and Trust Shares. As of the date of this Statement of Additional Information, Trust Shares of the Fund were not yet being offered. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.

         The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this SAI.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the information pertaining to portfolio instruments of the Fund as set forth in the Prospectus.

         BB&T EQUITY INDEX FUND. Under normal market conditions, at least 90% of the value of the Master Portfolio's net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500(R) Index. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500(R) Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500(R) Index increased or decreased.

         The Master Portfolio may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.

         INDEX-BASED SECURITIES. Index-based securities represent ownership in another open-end investment company, including Exchange Traded Funds ("ETFs"), that holds a portfolio of common stocks designed to track the price, performance and dividend yield of an index. Index-based securities entitle a holder to receive proportionate quarterly cash distribution corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

         REPURCHASE AGREEMENTS. The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master

Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, and all repurchase transactions must be collateralized. The Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by Barclays Global Fund Advisors ("BGFA").

         The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Master Portfolio may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio , considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

         U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt securities instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolio may purchase instruments that are not rated if, in the opinion of the adviser, BGFA, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

         The Master Portfolio is not required to sell downgraded securities, and the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

         Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities. Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

         LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Master Portfolio may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio will be subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with BGFA.

         The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

         FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Master Portfolio may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which the Master Portfolio invests. In managing its cash flows, the Master Portfolio also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. At the time it enters into a futures transaction, the Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."

         The Master Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When the Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

         If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (e.g., from purchases and redemptions of fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolio expects to apply a portion of its cash or cash equivalents maintained for liquidity needs to such activities.

         Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

         Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

         In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

         FUTURE DEVELOPMENTS. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

         STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

         INVESTMENT COMPANY SECURITIES. The Master Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange listed closed-end funds, as well as ETFs, whether organized as open-end or closed-end funds. Pursuant to an exemptive order, the Master Portfolio may invest excess cash as well as cash collateral from securities lending operations in securities issued by money market mutual funds that are advised by BGFA in amounts in excess of the limits discussed herein..

         EXCHANGE TRADED FUNDS (ETFS). The Master Portfolio may purchase shares of exchange-traded funds ("ETFs"), including shares of ETFs that are affiliates of MIP. Typically, the Master Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies. Therefore, the Master Portfolio's purchases of ETF shares generally are subject to the limitations described under the heading "Investment Company Securities" below.

         An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Master Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         ILLIQUID SECURITIES. The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

         SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA ; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

         BANK OBLIGATIONS. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser and/or sub-adviser to the Master Portfolio monitors on an on-going basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

         FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.

         BORROWING MONEY. As a fundamental policy, the Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to 20% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Master Portfolio's total assets, the Master Portfolio will not make any investments.

         INVESTMENT IN WARRANTS. The Master Portfolio may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

RISK CONSIDERATIONS

         GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of the Fund correspond to those of the Master Portfolio, the following is a discussion of the risks associated with the investments of the Master Portfolio.

         EQUITY SECURITIES. The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

         DEBT SECURITIES. The debt instruments in which the Master Portfolio invests are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolio invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolio invests. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Master Portfolio's securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio's daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

         FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including through American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Master Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

         OTHER INVESTMENT CONSIDERATIONS. Certain of the floating-and-variable-rate instruments that the Master Portfolio may purchase also may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio may use some derivatives as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. The Master Portfolio may not use derivatives to create leverage without establishing adequate "cover" in compliance with SEC leverage rules. Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

MASTER/FEEDER STRUCTURE

         The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Fund's Board of Trustees believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Fund's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

         The Fund may withdraw its investment in the Master Portfolio only if the Fund's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Fund's Adviser, under the general supervision of the Board, would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or for the Adviser to assume active management of the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

         The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will vote its shares in the Master Portfolio in the same proportion as votes the Master Portfolio receives from other Feeder Funds.

         Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

INVESTMENT RESTRICTIONS

         FUNDAMENTAL POLICIES OF THE FUND. Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in this Statement of Additional Information).

The Fund:

1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2. May not concentrate investments in a particular industry or group of industries, or within any one state as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that there shall be no limitation with respect to investments in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

         NON-FUNDAMENTAL POLICIES OF THE FUND. The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

2. Invest in companies for the purpose of exercising control.

3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 20% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

7. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.

The Master Portfolio may not:

1. Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

2. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

4. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

5. Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute and underwriting for purposes of this paragraph.

7. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investment in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the S&P 500(R) Index becomes concentrated to approximately the same degree during the same period.

8. Purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

         NON-FUNDAMENTAL POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of the Master Portfolio, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

The Master Portfolio may:

1. Invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. Not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4. Not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. Each Master Portfolio will provide interestholders with at least 60 days' notice of any change to the Master Portfolio's non-fundamental policy to invest at least 90% of the value of the Master Portfolio's net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The Fund expects to remain fully invested in the Master Portfolio, therefore, there will be little to no portfolio turnover. The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%, and for the fiscal year ended December 31, 2001, it was 9.00%.

         High turnover rates will generally result in higher transaction costs to the Fund and Master Portfolio and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to the Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See "Additional Tax Information."

                                    VALUATION

         The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


VALUATION OF THE FUND

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T Funds' Pricing Committee's best judgment under procedures established by, and under the supervision of the BB&T Funds' Board of Trustees. The Pricing Committee, as designated by the Board of Trustees, consists of the following individuals or their designees: (i) the chief investment officer of BB&T Asset Management; (ii) the chief compliance officer of BISYS Fund Services, Inc.; and (iii) the treasurer of BB&T Funds. Pricing determinations require an affirmative vote of a majority of the Pricing Committee.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Fund may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Fund under the general supervision of the BB&T Funds' Board of Trustees. Several pricing services are available, one or more of which may be used by the Pricing Committee from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

         S&P 500 Index Master Portfolio. The securities of the Master Portfolio are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt instruments with maturities of 60 days or less are carried at amortized cost, which approximates value. Any other securities or assets generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by the Master Portfolio's Board of Trustees. Expenses and fees, including advisory fees, are accrued daily and taken into account for the purpose of determining the value of the Master Portfolio's interests.

         Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Master Portfolio's Board of Trustees, are valued at fair value as determined in good faith by BGFA in accordance with the guidelines approved by the Master Portfolio's Board of Trustees. BGFA and the Master Portfolio's Board of Trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by the Master Portfolio's Board of Trustees or its delegates.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of the Fund is sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B, and Class C Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at Branch Banking and Trust Company ("BB&T"), or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Fund may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES

         As stated in the Prospectus, the public offering price of Class A Shares of the Fund is its net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B and Class C Prospectus applies to purchases of Class A Shares of the Fund by a Purchaser.

         Class B and Class C Shares of the Fund are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A, Class B , and Class C Prospectus, the Class B and Class C Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth and first anniversary of purchase respectively. Such Class B shares may be exchanged for Class B Shares of any other BB&T Fund through the Auto Exchange Plan (see "Auto Exchange Plan").

         Shares of the Fund sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers. Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Fund.

         In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Fund by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

         AUTO INVEST PLAN. BB&T Funds Auto Invest Plan enables Shareholders to make regular purchases of Class A, Class B, and Class C Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Fund's transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A, Class B, or Class C Shares at the public offering price on the date of such deduction.

         For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

         BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All BB&T Funds IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.

         For more information on a BB&T Funds IRA call the BB&T Funds at (800) 228-1872. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.

SALES CHARGES

         As the Fund's principal underwriter, BISYS acts as principal in selling Class A, Class B, and Class C Shares of the BB&T Funds to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of the Fund. The maximum cash compensation payable by the Distributor is 5.75% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         The sales charges set forth in the table in the Class A, Class B, and Class C Prospectus are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the Shareholder's Fund account (unless the Shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

         Certain sales of Class A Shares are made without a sales charge, as described in the Class A, Class B, and Class C Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the BB&T Funds without notice.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

         CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.30% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

         CLASS B AND CLASS C SHARES. The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70-1/2; and (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B or Class C Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived:
(i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B Shares or Class C Shares of other Funds of the BB&T Funds as described under "Exchange Privilege."

         For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

         If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the BB&T Funds during the eight-year period, the BB&T Funds will aggregate the holding periods for the shares of each Fund of the BB&T Funds for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

EXCHANGE PRIVILEGE

         Class B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares.

         For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

         Class C. Class C Shares of each Fund may be exchanged for Class C shares of the other Funds on the basis of relative net asset value per Class C Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class C Shares. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

         Additional Information. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

         If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A, Class B or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

         Redemption By Mail. A written request for redemption must be received by the BB&T Funds in order to constitute a valid tender for redemption from an Individual Retirement Account ("IRA"). Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

         Redemption by Telephone. Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the BB&T Funds at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the BB&T Funds' transfer agent, BB&T Asset Management or the BB&T Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the BB&T Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The BB&T Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the BB&T Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the BB&T Funds.

         The BB&T Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The BB&T Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the BB&T Funds' responsibilities under the 1940 Act.

         Auto Withdrawal Plan. BB&T Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares, Class B Shares, and Class C Shares of the Fund. With Shareholder authorization, the Fund's transfer agent will automatically redeem Class A Shares, Class B Shares, and Class C Shares at the net asset value of the Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder.

         Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

         Payments to Shareholders. Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

                           ADDITIONAL TAX INFORMATION

         The Fund will be treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. The Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a RIC under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to Shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term capital gains. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate), regardless of how long a Shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a Shareholder reinvests them in additional shares or elects to receive them in cash.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

         Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a Shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the Shareholder's hands, and will be long-term or short-term generally depending upon the Shareholder's holding period for the shares.

         The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         Dividends received by a Shareholder of the Fund that are derived from the Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from the Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of the Fund as determined for tax purposes. Certain dividends paid by the Fund, and so-designated by the Fund, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Distributions are taxable to a Shareholder of the Fund even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder).

         The Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund. The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         Although the Fund expects to qualify as a "regulated investment company" (a "RIC") and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund. Furthermore, in order to requalify for taxation as a RIC, the Fund may be required to recognize gains, pay substantial taxes and interest, and make certain distributions.

         Prior proposed legislation that was ultimately not enacted would have reinstated a deductible tax (the "Environmental Tax"), imposed through tax years beginning before January 1, 1996, at a rate of 0.12% on a corporation's alternative minimum taxable income (computed without regard to the alternative minimum tax net operating loss deduction) in excess of $2 million. If the Environmental Tax is reinstated, exempt-interest dividends paid by the Fund that are included in a corporate Shareholder's alternative minimum taxable income may subject such shareholder to the Environmental Tax. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Corporate Shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         Under federal tax law in effect at the date of this Prospectus, a Shareholder's interest deduction generally will not be disallowed if the average adjusted basis of the shareholder's tax-exempt obligations does not exceed two percent of the average adjusted basis of the Shareholder's trade or business assets (in the case of most corporations and some individuals) and portfolio investments (in the case of individuals). Prior proposed legislation that was ultimately not enacted would have further limited or repealed this two-percent de minimis exception, which could reduce the total after-tax yield to investors to whom the de minimis exception would otherwise apply. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting U.S. purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                            MANAGEMENT OF BB&T FUNDS

TRUSTEES

         Overall responsibility for management of the BB&T Funds rests with the Board of Trustees of the BB&T Funds, who are elected by the Shareholders of the BB&T Funds. There are currently eight Trustees, two of whom are "interested persons" of the BB&T Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the BB&T Funds to supervise actively its day-to-day operations. The Trustees of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows:

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                          NUMBER OF
                                POSITION(S)       TERM OF                                 PORTFOLIOS        DIRECTORSHIPS
                                   HELD           OFFICE/    PRINCIPAL OCCUPATION     OVERSEEN IN FUND      HELD OUTSIDE
                                WITH BB&T        LENGTH OF       DURING THE              COMPLEX BY              THE
     NAME AND ADDRESS       EQUITY INDEX FUND  TIME SERVED      PAST 5 YEARS               TRUSTEE          FUND COMPLEX
     ----------------       -----------------  -----------   --------------------     ----------------      -------------

William E. Graham, Jr.          Trustee       Indefinite/     From January 1994 to             21            Highwood
1 Hannover Square                             Since 8/18/92   present, Counsel,                             Properties,
Fayetteville Street Mall                                      Hunton & Williams.                               Inc.
P.O. Box 109
Raleigh, NC 27602
Birthdate: 12/31/29

Thomas W. Lambeth               Trustee       Indefinite/     From 1978 to present,            21              None
700 Yorkshire Road                            Since 8/18/92   Executive Director, Z.
Winston-Salem, NC 27106                                       Smith Reynolds
Birthdate: 01/08/35                                           Foundation

Robert W. Stewart               Trustee       Indefinite/     Retired: Chairman and            21              None
201 Huntington Road                           Since 2/15/94   Chief Executive Officer
Greenville, SC 29615                                          of Engineered Custom
Birthdate: 05/22/32                                           Plastics Corporation
                                                              from 1969 to 1990.

Drew T. Kagan                   Trustee       Indefinite/     From March 1996 to               21           Investment
Investment Affiliates,                        Since 8/11/00   present, President,                           Affiliates,
Inc.                                                          Investment Affiliate,                            Inc.;
118 East Washington St.                                       Inc.; March 1992 to                            Montecito
Lewisburg, WV 24901                                           March 1996, President,                      Advisors, Inc.
Birthdate: 02/21/48                                           Provident Securities &
                                                              Investment Co.

Laura C. Bingham                Trustee       Indefinite/     From July 1998 to                21              None
Peace College                                 Since 2/27/01   present, President of
Office of the President                                       Peace College; November
15 East Peace Street                                          1997 to May 1998,
Raleigh, NC 27604-1194                                        Senior Vice President
Birthdate: 11/09/56                                           of Philanthropy and
                                                              President of Fort
                                                              Sanders Foundation
                                                              Covenant Health;
                                                              1992 to 1997, Vice
                                                              President of
                                                              Hollins College.



Richard F. Baker                Trustee       Indefinite/     From 1999 to present,            21              None
6805 North Ridge Drive                        Since 2/27/01   Business Unit
Raleigh, NC 27615                                             Executive, IBM Sales
Birthdate: 02/10/46                                           and Distribution
                                                              Division; 1996 to
                                                              1999, National
                                                              Sales Support
                                                              Manager, IBM Sales
                                                              and Distribution
                                                              Division.

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                          NUMBER OF
                                POSITION(S)       TERM OF                                 PORTFOLIOS        DIRECTORSHIPS
                                   HELD           OFFICE/    PRINCIPAL OCCUPATION     OVERSEEN IN FUND      HELD OUTSIDE
                                WITH BB&T        LENGTH OF       DURING THE              COMPLEX BY              THE
     NAME AND ADDRESS       EQUITY INDEX FUND  TIME SERVED      PAST 5 YEARS               TRUSTEE          FUND COMPLEX
     ----------------       -----------------  -----------   --------------------     ----------------      -------------


W. Ray Long                     Trustee       Indefinite/     Retired: Executive Vice          21              None
605 Blenheim Drive                            Since 8/18/92   President, Branch
Raleigh, NC 27612                                             Banking and Trust
Birthdate: 04/07/34                                           Company prior to August
                                                              1998.

Raymond K. McCulloch            Trustee       Indefinite/     From August 1998 to              21              None
434 Fayetteville Street                       Since 5/14/99   present, Executive Vice
Mall                                                          President, Branch
29th Floor                                                    Banking and Trust
Raleigh, NC 27601                                             Company; Employee of
Birthdate: 10/05/56                                           Branch Banking and
                                                              Trust Company since
                                                              1989.



W. Ray Long is an interested person of the BB&T Funds as defined in the 1940 Act because as a result of his former employment with Branch Banking and Trust Company and his beneficial ownership of interests in BB&T Corporation, the ultimate parent of the Adviser. Raymond K. McCulloch is an interested person of the BB&T Funds as defined in the 1940 Act as a result of his current employment with Branch Banking and Trust Company.

THE FOLLOWING TABLE SHOWS INFORMATION FOR OFFICERS OF THE BB&T FUNDS:

                                                                                          NUMBER OF
                                POSITION(s)       TERM OF                                 PORTFOLIOS        DIRECTORSHIPS
                                   HELD           OFFICE/    PRINCIPAL OCCUPATION     OVERSEEN IN FUND      HELD OUTSIDE
                                WITH BB&T        LENGTH OF       DURING THE              COMPLEX BY              THE
     NAME AND ADDRESS       EQUITY INDEX FUND  TIME SERVED      PAST 5 YEARS               TRUSTEE          FUND COMPLEX
     ----------------       -----------------  -----------   --------------------     ----------------      -------------


Walter B. Grimm              President      Indefinite/    From June 1992 to                  N/A               N/A
3435 Stelzer Road                           Since 2/99     present, Senior Vice
Columbus, Ohio 43219                                       President BISYS Fund
Birthdate: 06/03/45                                        Services.

E.G. Purcell, III          Vice President   Indefinite/    From 1995 to present,              N/A               N/A
3435 Stelzer Road                           Since 11/00    Senior Vice President,
Columbus, Ohio 43219                                       BB&T Bank
Birthdate: 01/01/55

Steven D. Pierce             Treasurer      Indefinite/    From 1999 to present,              N/A               N/A
3435 Stelzer Road                           Since 8/01     Vice President of BISYS
Columbus, Ohio 43219                                       Fund Services;  from 1996
Birthdate: 11/12/65                                        to 1998, Manager of
                                                           Financial Operations
                                                           at CNA Insurance;
                                                           from 1994 to 1996,
                                                           Trust Officer of
                                                           First Chicago NBD
                                                           Corporation; from
                                                           1989 to 1994, Senior
                                                           Financial Accountant
                                                           at Kemper Financial
                                                           Services.

Alaina V. Metz               Assistant      Indefinite/    From June 1995 to                  N/A               N/A
3435 Stelzer Road            Secretary      Since 10/96    present, Vice President
Columbus, Ohio 43219                                       of BISYS Fund Services.
Birthdate: 04/07/67

         BISYS Fund Services, L.P. is the Distributor (principal underwriter) of the Equity Index Fund. Certain individuals, who are also officers of the Equity Index Fund and who oversee 21 portfolios in the Fund Complex, hold positions with BISYS Fund Services, L.P. as follows: Walter B. Grimm has served as Senior Vice President since June 1992. Steven D. Pierce has served as Vice President since April 1999. Alaina V. Metz has served as Vice President since June 1995.

            Standing Committees of the Board. There are two standing committees of the Board of Trustees. The Audit Committee is comprised of all six members of the Board of Trustees who are not interested persons, as defined in the 1940 Act, of the BB&T Funds. The purposes of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trusts' financial statements and the independent auditor therefor; and (c) to act as a liaison between the Trusts' independent auditors and the full Board of Trustees. The Audit Committee met twice during the past fiscal year. The Nominations Committee identifies candidates to fill vacancies on the Board of Trustees. Thomas W. Lambeth, Robert
W. Stewart, William E. Graham, Jr. and Drew T. Kagan are members of the Nominations Committee. The Nominations Committee met once during the past fiscal year. The Nominations Committee will consider nominees recommended by Shareholders. Recommendations should be submitted to the Nominations Committee at 3435 Stelzer Road, Columbus, Ohio 43219.

         Ownership of Securities. As of December 31, 2001, each of the Trustees beneficially owned equity securities of the Trust as follows:

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE BB&T FUNDS AS DEFINED IN THE 1940 ACT:

            (1)                         (2)                                        (3)


                               DOLLAR RANGE OF EQUITY      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                     SECURITIES          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
      NAME OF TRUSTEE         IN THE EQUITY INDEX FUND               FAMILY OF INVESTMENT COMPANIES
    William E. Graham, Jr.              None                                      None

    Thomas W. Lambeth                   None                                   $1-$10,000

    Robert W. Stewart                   None                                    >$100,000

    Drew T. Kagan                       None                                      None

    Laura C. Bingham                    None                                      None

    Richard F. Baker                    None                                   $1-$10,000

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE BB&T FUNDS AS DEFINED IN THE 1940 ACT:

            (1)                               (2)                                       (3)

                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                               DOLLAR RANGE OF EQUITY SECURITIES    OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
      NAME OF TRUSTEE                     IN THE FUND                                COMPANIES
     W. Ray Long                             None                                    >$100,000

     Raymond K. McCulloch               $10,001-$50,000                              >$100,000


         Approval of Investment Advisory Agreement. In determining to approve the most recent annual extension of the Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Adviser and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Adviser to the Fund were appropriate to fulfill effectively the Adviser's duties under the agreement. The Trustees also considered the business reputation of the Adviser, its financial resources and its professional liability insurance coverage and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the agreement.

         The Trustees received information concerning the investment philosophy and investment process applied by the Adviser in managing the Fund. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel, including research services available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Adviser's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.

         The Trustees considered the scope of the services provided by the Adviser to the Fund under the agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the Adviser's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services provided by the Adviser to the Fund. The Trustees evaluated the Adviser's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions.

         The Trustees considered the Adviser's management of non-advisory services provided by persons other than the Adviser by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. The Trustees also considered information relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar accounts managed by the Adviser and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, as well as factors identified by the Adviser as contributing to the Fund's performance. The Trustees concluded that the scope and quality of the Adviser's services, including the investment performance of the Fund, was sufficient, in light of market conditions, performance attribution, the resources brought to bear by the Adviser, the integrity of the Adviser, its personnel and systems, and the financial resources of the Adviser, to merit reapproval of the agreement for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees evaluated the Adviser's profitability with respect to the Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Adviser, but also took into account so-called "fallout benefits" to the Adviser such as reputational value derived from serving as investment adviser to the Fund. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds.

         Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the advisory agreement/contracts were fair and reasonable, given the scope and quality of the services rendered by the Adviser.

         Compensation. The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee.

         The officers of BB&T Funds receive no compensation directly from BB&T Funds for performing the duties of their offices. BISYS Fund Services, L.P. receives fees from BB&T Funds for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from BB&T Funds for acting as Transfer Agent and for providing fund accounting services to BB&T Funds.

                              COMPENSATION TABLE(1)


                                                     AGGREGATE        PENSION OR        ESTIMATED        TOTAL
                                                   COMPENSATION   RETIREMENT BENEFITS    ANNUAL    COMPENSATION FROM
NAME OF PERSON,                                      FROM THE       ACCRUED AS PART   BENEFITS UPON THE BB&T FUNDS
POSITION                                            BB&T FUNDS     OF FUND EXPENSES    RETIREMENT   PAID TO TRUSTEE
--------                                            ----------     ----------------    ----------   ---------------

Walter B. Grimm*................................      $     0             None            None          $     0
Chairman of the Board

W. Ray Long.....................................      $12,000             None            None          $12,000
Trustee

William E. Graham...............................      $12,000             None            None          $12,000
Trustee

Thomas W. Lambeth...............................      $12,000             None            None          $12,000
Trustee

Robert W. Stewart...............................      $12,000             None            None          $12,000
Trustee

Raymond K. McCulloch............................      $     0             None            None          $     0
Trustee

Drew T. Kagan...................................      $12,000             None            None          $12,000
Trustee

Laura C. Bingham................................      $ 3,000             None            None          $ 3,000
Trustee

Richard F. Baker................................      $ 3,000             None            None           $3,000
Trustee

(1) Figures are for the Funds' fiscal year ended September 30, 2001. BB&T Funds includes twenty-one separate series.

* Walter B. Grimm resigned as Trustee of BB&T Funds as of May 2001.

CODE OF ETHICS

         BB&T Funds, BB&T Asset Management and BISYS Fund Services, L.P. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER

         Investment Adviser Of the Fund. Investment advisory and management services are provided to each Fund of the BB&T Funds by BB&T Asset Management, Inc. ("BB&T Asset Management") pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated November 9, 2000.

         Under the Advisory Agreement between BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by the Equity Index Fund, for investment advisory services is: (a) no fee for periods that all of the Fund's assets are invested in the Master Portfolio, (b) a fee computed daily and paid monthly at the annual rate of fifty one hundredths of one percent (0.50%) of the Fund's average daily net assets if the Fund's assets are not invested in the Master Portfolio and the Adviser has assumed active management of the Fund's portfolio, or (c) such fee as may from time to time be agreed upon in writing by the BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by the BB&T

Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the BB&T Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 2002 as to each of the Funds and from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended December 31, 2001 and December 31, 2000, the Fund's Adviser received no investment advisory fees.

         In April 2002, BB&T Asset Management, LLC, a wholly owned subsidiary of BB&T, reorganized as BB&T Asset Management, Inc. a. wholly owned subsidiary of BB&T Corporation, the parent of BB&T. BB&T Asset Management, Inc. now serves as investment adviser to BB&T Funds. Management and investment advisory personnel of BB&T Asset Management, LLC that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management, Inc..

         Investment Adviser Of the Master Portfolio. The advisor to the Master Portfolio is Barclays Global Fund Advisors ("BGFA"). BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract ("Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. The Advisory Contract is required to be approved annually by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of a majority of the interest holders in the Master Portfolio or, on not less than 60 days written notice, by BGFA. The Advisory Contract will terminate automatically if assigned.

         BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.

         BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

         For the fiscal years ended December 31, 2001 and December 31, 2000, the ten-month period ended December 31, 1999, and the fiscal year ended February 28, 1999, BGFA received investment advisory fees of $1,422,538, $1,961,851, $1,821,973, and $1,353,414 respectively.

PORTFOLIO TRANSACTIONS

         Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens Inc. or Barclays Global Investor Services. In the over-the-counter-market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.

         Under the 1940 Act, persons affiliated with the Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Master Portfolio may purchase securities from underwriting syndicates of which Stephens is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

         The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, BGFA is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved BGFA generally seeks reasonably competitive spreads or commissions.

         BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

         In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. BGFA may cause the Master Portfolio to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Master Portfolio. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Master Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Brokerage Commissions. For the periods shown below, the Master Portfolio paid brokerage commissions in the dollar amounts shown below. None of the brokerage commissions were paid to affiliated brokers.

                                          FISCAL          TEN-MONTH            FISCAL           FISCAL
                                        YEAR ENDED       PERIOD ENDED        YEAR ENDED       YEAR ENDED
MASTER PORTFOLIO                         2/28/1999        12/31/1999         12/31/2000       12/31/2001
----------------                        ----------       ------------        ----------       ----------
Master Portfolio                         $366,484          $271,972           $472,907         $ 319,381

         Securities of Regular Broker/Dealers. On December 31, 2001, the Master Portfolio owned securities of its "regular brokers or dealers", as defined in the 1940 Act, or their parents as follows:

MASTER PORTFOLIO                               BROKER/DEALER OR PARENT                        AMOUNT
----------------                               -----------------------                     -------------

Master Portfolio                               Bank of America Corp                        $ 25,976,695
                                               Morgan Stanley Dean Witter & Co.            $ 16,091,253
                                               Merrill Lynch & Co., Inc.                   $ 11,569,389
                                               Bank of New York Co., Inc.                  $  7,881,010
                                               Lehman Brothers Holdings Inc.               $  4,175,267
                                               Bear Sterns Companies Inc.                  $  1,447,763

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BB&T Asset Management believe that they possess the legal authority to perform the services for the Fund contemplated by the Advisory Agreement and described in the Prospectus and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management from continuing to perform such services for BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management, the Board of Trustees of BB&T Funds would review BB&T Funds' relationship with BB&T Asset Management and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Fund, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

MANAGER AND ADMINISTRATOR

         ADMINISTRATOR OF THE FUND. BISYS Fund Services, L.P. serves as Administrator (the "Administrator") to the Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000, as amended (the "Administration Agreement"). The Administrator is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of the Fund (other than those performed by BB&T Asset Management under the Advisory Agreement, those performed by Investor's Bank & Trust under its custodial services agreements with BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with BB&T Funds). The Administrator is a broker- dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the Fund, to maintain office facilities for BB&T Funds, to maintain the Fund's financial accounts and records, and to furnish BB&T Funds statistical and research data and certain bookkeeping services, and certain other services required by BB&T Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Fund's operations (other than those performed by BB&T Asset Management under the Advisory Agreement, those by BB&T and Investor's Bank & Trust under their custodial services agreements with BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with BB&T Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by BB&T Funds and the Administrator. A fee agreed to in writing from time to time by BB&T Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                FISCAL YEAR ENDED                             FISCAL YEAR ENDED
                                DECEMBER 31, 2001                             DECEMBER 31, 2000
                                -----------------                             -----------------
                                               ADDITIONAL                                    ADDITIONAL
                          PAID               AMOUNT WAIVED               PAID              AMOUNT WAIVED
                         ------             ---------------             ------            ---------------

Equity Index Fund          $0                   $77,094                   $0                   7,010
                                                -------

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until May 31, 2005. Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by BB&T Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO. Stephens Inc. ("Stephens") and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolio's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI have agreed to bear all costs of the Master Portfolio's operations, except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the Master Portfolio such as advisory fees payable to BGFA. Stephens and BGI are not entitled to compensation for providing administration service to a Master Portfolio for so long as Stephens and BGI are entitled to compensation for providing co-administration services to a corresponding feeder fund that invests substantially all of its assets in the Master Portfolio, or either Stephens or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has delegated certain of its duties as co-administrator to Investors Bank & Trust Company ("IBT"). IBT, as sub-administrator, is compensated by BGI for performing certain administrative services.

         Stephens also acts as the placement agent of Master Portfolio's interests pursuant to a Placement Agency Agreement ("Placement Agency Agreement") with the Master Portfolio.

DISTRIBUTOR

         BISYS Fund Services LP serves as distributor to the Fund pursuant to a Distribution Agreement dated November 9, 2000, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         No compensation is paid to the Distributor under the Distribution Agreement. However, the Distributor is entitled to receive payments under the Distribution and Shareholder Services Plan, dated November 9, 2000, (the "Distribution Plan"). Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of the Fund, one percent (1.00%) of the average daily net assets of Class B Shares of the Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of the Fund. The Distributor may periodically waive all or a portion of the fee with respect to the Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with BB&T Funds to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of the Fund.

         For the fiscal years ended December 31, 2001 and December 31, 2000, the Distributor received the following fees:

                               CLASS A SHARES                CLASS B SHARES                 CLASS C SHARES
                           ------------------------      ---------------------------    --------------------------
                                         ADDITIONAL                    ADDITIONAL                     ADDITIONAL
                            AMOUNT         AMOUNT         AMOUNT         AMOUNT         AMOUNT          AMOUNT
  YEAR ENDED                 PAID          WAIVED          PAID          WAIVED         PAID            WAIVED
  ----------               --------      ---------       -------     ---------------    ------      --------------

   12/31/01                $170,626        $84,399       $44,459            --           $373             --
   12/31/00                $  8,467        $ 8,468       $ 1,181            $0             --             --


         The Distribution Plan was initially approved on August 18, 1992 by BB&T Funds' Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Re-Executed Distribution Plan was approved on November 9, 2000. The Distribution Plan provides for fees only upon the Class A, Class B, and Class C Shares of the Fund.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of BB&T Funds, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of the Fund. The Distribution Plan may be amended by vote of BB&T Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of the holders of the Fund's Class A, Class B, and Class C Shares. The BB&T Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund's Class A, Class B, and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Fund's Class A, Class B, and Class C Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning the Fund's Class A, Class B, and Class C Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by BB&T Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, BB&T Funds will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause BB&T Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

EXPENSES

         BB&T Asset Management and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. Each BB&T Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the BB&T Funds, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C and Trust Class of the Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B, and Class C Shares, other than in accordance with the relative net asset value of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, and Class C Shares.

SECURITIES LENDING AGENT

         BB&T Funds has retained Metropolitan West Securities LLC ("Metropolitan West") as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of BB&T Funds. Metropolitan West has employed BISYS to provide certain administrative services relating to securities lending transactions entered into on behalf of BB&T Funds. Metropolitan West, rather than BB&T Funds, will compensate BISYS for those services.

CUSTODIAN

          Investors Bank & Trust Company ("IBT") located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Equity Index Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of Equity Index Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Equity Index

Fund and Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Equity Index Fund and Master Portfolio.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

         BISYS Fund Services Ohio, Inc. serves as transfer agent to the Fund pursuant to a Transfer Agency Agreement with the BB&T Funds.

         IBT, 200 Clarendon Street, Boston, MA 02111, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with BB&T Funds.

         IBT also acts as transfer agent and dividend-disbursing agent for the Master Portfolio.

INDEPENDENT AUDITORS

         KPMG LLP ("KPMG"), 99 High Street 23rd Floor, Boston, Massachusetts 02110, has been selected as independent auditors.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the BB&T Funds.

                             PERFORMANCE INFORMATION

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in the Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         The average total return of the Class A Shares of the Fund, for the periods indicated ended 12/31/2001, is shown in the table below:

                          AVERAGE ANNUAL TOTAL RETURNS


                                                                                                 SINCE
                                       ONE                          FIVE                   INCEPTION, (1), **
FUND NAME                             YEAR                        YEARS(1)                     (7/02/93)
---------                             ----                        --------                     ---------
                               WITH           WITHOUT       WITH         WITHOUT          WITH           WITHOUT
                               SALES           SALES        SALES         SALES           SALES           SALES
                               LOAD*           LOAD         LOAD*         LOAD            LOAD*           LOAD
                              -------       ----------    --------       -------        --------        ---------
Equity Index Fund........     -17.30%       -12.24%        8.67%          9.97%         12.26%          13.04%

*  Reflects maximum sales charge of 5.75% on Class A Shares of the Fund.

** The Master Portfolio commenced operations on July 2, 1993.

(1) Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Its annual returns will differ only to the extent that it does not have the same expenses. Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.

         The average total of Class B Shares of the Fund, for the periods indicated ended 12/31/2001, is shown in the table below:

                          AVERAGE ANNUAL TOTAL RETURNS


                                                                                                  SINCE
                                       ONE                           FIVE                    INCEPTION, (1), **
FUND NAME                             YEAR                         YEARS(1)                     (7/02/93)
---------                             ----                         --------                     ---------
                               WITH          WITHOUT        WITH         WITHOUT          WITH          WITHOUT
                               SALES          SALES         SALES         SALES           SALES          SALES
                               LOAD*          LOAD          LOAD*         LOAD            LOAD*          LOAD
                              -------       ----------    --------       -------        --------        ---------

Equity Index Fund.......     -17.68%          -13.37%         8.93%          9.07%         12.15%           12.15%

* Reflects maximum CDSC of 5.00% on Class B Shares of the Fund.

** The Master Portfolio commenced operations on July 2, 1993.

(1) Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Its annual returns will differ only to the extent that it does not have the same expenses. Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.

         The average total return of Class C Shares of the Equity Index Fund, for the periods indicated ended 12/31/2001, is shown in the table below:

                          AVERAGE ANNUAL TOTAL RETURNS


                                                                                                  SINCE
                                       ONE                           FIVE                    INCEPTION, (1), **
FUND NAME                             YEAR                         YEARS(1)                     (7/02/93)
---------                             ----                         --------                     ---------
                               WITH          WITHOUT        WITH         WITHOUT          WITH          WITHOUT
                               SALES          SALES         SALES         SALES           SALES          SALES
                               LOAD*          LOAD          LOAD*         LOAD            LOAD*          LOAD
                              -------       ----------    --------       -------        --------        ---------

Equity Index Fund..........   -14.51%        -13.65%         9.00%         9.00%          12.11%         12.11%

* Reflects maximum CDSC of 1.00% on Class C Shares of the Fund.

** The Master Portfolio commenced operations on July 2, 1993.

(1) Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Its annual returns will differ only to the extent that it does not have the same expenses. Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

PERFORMANCE COMPARISONS

         YIELD AND TOTAL RETURN. From time to time, performance information for the Fund showing their average annual total return, aggregate total return yield and/or effective yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares or Class C Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares or Class C Shares for the same period.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for of the Fund, (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Fund may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of the Fund.

         Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Total return and/or yield may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Stock Price Index of 500 stocks (the "S&P 500(R) Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500(R) Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500(R) Index represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The Fund may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by the Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The Fund does not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

         The BB&T Funds (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The BB&T Funds' Agreement and Declaration of Trust has been amended three times: (1) on June 25, 1992 to change the Trust's name, (2) on August 18, 1992, to provide for the issuance of multiple classes of shares, and (3) on May 17, 1999 to change the Trust's name. A copy of the BB&T Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The BB&T Funds presently has twenty-one series of Shares offered to the public which represent interests in the U.S. Treasury Fund, the Prime Money Market Fund, the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Equity Index Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund, and the Capital Manager Aggressive Growth Fund, respectively. The BB&T Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the BB&T Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the BB&T Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the BB&T Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the BB&T Funds and filed with the BB&T Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the BB&T Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the BB&T Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of the BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the BB&T Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the BB&T Funds. However, the BB&T Funds' Declaration of Trust disclaims Shareholder liability for acts or obligations of the BB&T Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the BB&T Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of the BB&T Funds or the conduct of the BB&T Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the BB&T Funds shall look solely to the assets of the BB&T Funds for payment.

MASTER PORTFOLIO ORGANIZATION

         The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 20, 1993. MIP currently consists of eleven series, including the Master Portfolio. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

         The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

         The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will vote its shares in the Master Portfolio in the same proportion as votes the Master Portfolio receives from other Feeder Funds.

MISCELLANEOUS

         The BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.

         The organizational expenses of each Fund of the BB&T Funds are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of Funds commencing operations subsequent to June 20, 1998, like the Equity Income Fund, will be paid during their first year of operations. In the event any of the initial Shares of the BB&T Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Fund subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         BB&T Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of BB&T Funds.

         As of April 5, 2002, the following persons owned of record or beneficially 5% or more of the Class A or Class B Shares of the Fund. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.


CLASS A


NAME AND ADDRESS                                                            PERCENT OWNED OF RECORD
----------------                                                            -----------------------
WILBRANCH CO                                                                          34.25%
P O BOX 2887
WILSON, NC 27894

BRANCH BANKING & TRUST CO                                                             52.39%
DAILY RECORDKEEPING PLANS
434 FAYETTEVILLE ST 4TH FLOOR
RALEIGH, NC 27601

CLASS C

NAME AND ADDRESS                                                            PERCENT OWNED OF RECORD
----------------                                                            -----------------------
STERLING TRUST COMPANY                                                                11.55%
BOLEMAN LAW FIRM
1380 LAWRENCE ST STE 1400
DENVER, CO  80204

STERLING TRUST COMPANY CUST                                                           33.41%
REHABILITATION SPECIALISTS PL
1380 LAWRENCE ST STE 1400
DENVER, CO  80204

STERLING TRUST COMPANY CUST FBO                                                       42.22%
SUPERIOR MANUFACTURING COMPANY
1380 LAWRENCE ST STE 1400
DENVER, CO  80204

         The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus of the Fund and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus of the Fund and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

Audited Financial Statements as of December 31, 2001 are incorporated by reference to the Annual Report to Shareholders, dated as of December 31, 2001, which has been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge by contacting the distributor at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at (800) 228-1872.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          Description of the three highest long-term debt ratings by Fitch IBCA:

         AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S & P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                             Registration Statement
                                       of
                                   BB&T FUNDS
                                       on
                                    Form N-1A



PART C.  OTHER INFORMATION

Item 23.  Exhibits

              (a) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                      1993).

              (b) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

              (c)     (1)       Article III, Article V, Article VIII,
                                Section 4, and Article IX, Sections 1, 4, 5, and
                                7 of the Amended and Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective
                                Amendment No. 1 to the Registration Statement on
                                Form N-1A (filed March 24, 1993).

                      (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

             (d)      (1)       Form of Investment Advisory Agreement
                                between the Registrant and BB&T Asset
                                Management, LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No.
                                21 to the Registration Statement of the
                                Registrant on Form N-1A (filed November 17,
                                2000).

                      (2) Sub-Advisory Agreement between Branch Banking and Trust Company and CastleInternational Asset Management Limited is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14,
                                1997).

                      (3) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Equity Advisors Company is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (4) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Institutional Management Corporation is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

              (e)     (1)       Form of Distribution Agreement between the
                                Registrant and BISYS Fund Services LP is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 21 to the
                                Registration Statement of the Registrant on Form
                                N-1A (filed November 17, 2000).

              (f)     (1)       Form of Custody Agreement between the
                                Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 21 to the
                                Registration Statement of the Registrant on Form
                                N-1A (filed November 17, 2000).

                      (2) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to
                                Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (3) Form of Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 1997).

                      (4) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 23(g)(5) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                      (5) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

              (g)     (1)       Administration Agreement between the
                                Registrant and BISYS Fund Services LP (formerly
                                The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(1) to Post-Effective Amendment No. 23 to the
                                Registration Statement on Form N1-A (filed March
                                1, 2001).

                      (2) Form of Amended Schedule A to the Management and Administration Agreement between the Registrant and BISYS Fund Services LP (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(2) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                      (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                      (4) Form of Amended Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(4) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                      (5) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                      (6) Form of Amended Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(6) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                      (7) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

             (h)                Opinion of Ropes & Gray is filed herewith.

             (i)      (1)       Consent of Ropes & Gray is filed herewith.

                      (2)       Consent of KPMG LLP is filed herewith.

                      (3) Consent of PricewaterhouseCoopers LLP is filed herewith.

             (j)                None.

             (k) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

             (l)      (1)       Form of Amended and Restated Distribution
                                and Shareholder Services Plan as Amended
                                November 9, 2000 between the Registrant and
                                BISYS Fund Services Limited Partnership is incorporated by reference to exhibit (l)(1) to Post-Effective Amendment No. 23 to the
                                Registration Statement on Form N1-A (filed March
                                1, 2001).

                      (2) Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                                1993).

                      (3) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (l)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

             (m) Form of Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 as amended November 9, 2000 is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

             (n) Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

Item 24.     Persons Controlled By or Under Common Control with Registrant

                      None.

Item 25.     Indemnification

             Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

             "Trustees, Officers, etc.

             Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

             Compromise Payment

             Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit 6(a).

             In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. Business and Other Connections of Investment Adviser and Investment Sub-Advisers.

             BB&T Asset Management, LLC ("BB&T Asset Management") is the investment adviser to each fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank and savings and loan holding company. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

             In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years and currently manages assets of more than $15 billion.

             Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


     * BB&T ASSET MANAGEMENT PLEASE CONFIRM AND PROVIDE UPDATED INFORMATION FOR LIST


Name and Position with Branch                            Other business, profession,
Banking and Trust Company                                vocation, or employment
-----------------------------                            ---------------------------

Raymond Kirkman McCulloch
Chairman
Kenneth L. Miller
Vice Chairman

David C. McMahon
President

Kelly F. Clark
Vice President & Secretary

Name and Position with Branch                            Other business, profession,
Banking and Trust Company                                vocation, or employment
-----------------------------                            ---------------------------

Mark J. Wenick
Senior Vice President & Treasurer

David R. Ellis
Member

Richard B. Jones
Member

Keith F. Karlawish
Member

James L. Luke
Member

David P. Nolan
Member

Lawrence R. Allen
Vice President

David M. Arthur
Vice President

Donald F. Burke
Senior Vice President

Deborah L. Burnette
Assistant Vice President

Travers B. Cliborne
Vice President

Eric L. Farls
Assistant Vice President

Ian C. Flores
Assistant Vice President

Johnathan J. Foltz
Assistant Vice President

G. Alston Gore
Vice President

Name and Position with Branch                            Other business, profession,
Banking and Trust Company                                vocation, or employment
-----------------------------                            ---------------------------


Marion Gressette
Senior Vice President

Anthony E. Integlia
Assistant Vice President

David J. Ishee
Vice President

Joseph D. Jackson
Vice President

Stanley R. Johnson
Senior Vice President

Richard B. Jones
Senior Vice President

W. Bishop Jordan
Assistant Vice President

Marian B. Lane
Assistant Vice President

Mary F. Lewis
Senior Vice President

Jeffrey D. McClung
Senior Vice President

Kevin E. McNair
Senior Vice President

Robert F. Millikan
Senior Vice President

Dale E. Page
Senior Vice President

John D. Pulliam
Senior Vice President

Eugene G. Purcell, III
Senior Vice President

Name and Position with Branch                            Other business, profession,
Banking and Trust Company                                vocation, or employment
-----------------------------                            ---------------------------


Eugene P. Raymond
Senior Vice President

Charles D. Ryan
Assistant Vice President

Scott B. Schluederberg
Vice President

Buel S. Sears
Senior Vice President

Francis T. Smith
Senior Vice President

Pamella H. Sorento
Assistant Vice President

Thelma M. Voelker
Senior Vice President

         BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) is an indirect majority-owned subsidiary of PNC Bank Corp. BFMI serves as the investment sub-adviser to the Small Company Growth Fund. The list required by this Item 26 of officers and directors of BFMI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFMI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

         BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock International serves as the investment sub-adviser to the International Equity Fund. The list required by this Item 26 of officers and directors of BlackRock International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock International pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

         BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) is an indirect majority-owned subsidiary of PNC Bank Corp. BIMC serves as the investment sub-adviser to the Tax-Free Money Market Fund. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.     Principal Underwriter.

             (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

                      Alpine Equity Trust
                      Ambassador Funds
                      American Independence Funds Trust
                      American Performance Funds
                      AmSouth Funds
                      BB&T Funds
                      The Coventry Group
                      The Eureka Funds
                      The Hirtle Callaghan Trust
                      HSBC Advisor Funds Trust
                      HSBC Investor Funds
                      The Infinity Mutual Funds, Inc.
                      LEADER Mutual Funds
                      Legacy Funds Group
                      MMA Praxis Mutual Funds
                      The M.S.D.&T. Funds, Inc.
                      Old Westbury Funds, Inc.
                      Pacific Capital Funds
                      USAllianz Variable Insurance Products Trust
                      Variable Insurance Funds
                      The Victory Portfolios
                      The Victory Variable Insurance Funds
                      The Willamette Funds
                      Vintage Mutual Funds, Inc.
                      Van Ness Funds

                  BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

             (b) Information about Directors and Officers of BISYS is as follows:


                  Name and Address                      Position with Underwriter           Position with Fund
                  ----------------                      -------------------------           ------------------

                  WC Subsidiary Corporation             Sole Limited Partner                None
                  150 Clove Road
                  Little Falls, NJ  07424

                  BISYS Fund Services, Inc.*            Sole General Partner                None
                  3435 Stelzer Road
                  Columbus, OH  43219

             (c)  Not Applicable.

Item 28.              Location of Accounts and Records

                      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                      (1)     BB&T Funds
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              Attention:  Secretary
                              (Registrant)

                      (2)     BB&T Asset Management, LLC
                              434 Fayetteville Street Mall
                              Raleigh, North Carolina  27601
                              Attention:  Trust Investments
                              (Investment Adviser)

                      (3)     BlackRock Financial Management, Inc.
                              1600 Market Street, 27th Floor
                              Philadelphia, PA   19103
                              (Investment Sub-Adviser to the Small Company
                                Growth Fund)

                      (4)     BlackRock International, Ltd.
                              7 Castle Street
                              Edinburgh, Scotland EH23AH
                              (Investment Sub-Adviser to the International
                                Equity Fund)

                      (5) BlackRock Institutional Management Corporation 400 Bellevue Parkway, 4th Floor
                              Wilmington, DE  19809
                              (Investment Sub-Adviser to the Tax-Free Money
                                Market Fund)

                      (6)     Federated Investors, Inc.
                              Federated Investors Tower
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779
                              (Investment Sub-Adviser to the Prime Money Market
                                Fund)

                      (7)     BISYS Fund Services
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Manager, Administrator and Distributor)

                      (8)     Branch Banking and Trust Company
                              434 Fayetteville Street Mall
                              Raleigh, NC  27601
                              (Custodian)

                      (9)     BISYS Fund Services Ohio, Inc.
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Transfer and Shareholder Servicing Agent,
                                Provider of Fund Accounting Services)

                      (10)    Bank of New York
                              90 Washington Street, 22nd Floor
                              New York, NY  10286
                              (Custodian to the International Equity Fund)

                      (11)    State Street Bank and Trust Company
                              2 Avenue de LaFayette
                              LCC-5th Floor
                              Boston, Massachusetts 02111
                              (Custodian to the Prime Money Market Fund)

                      (12)    Investor's Bank & Trust
                              John Hancock Tower
                              200 Clarendon Street
                              Boston, Massachusetts 02117-9130

                      (132)   Ropes & Gray
                              One Franklin Square, 1301 K Street, N.W., Suite
                                800 East
                              Washington, D.C.  20005
                              (Declaration of Trust, Bylaws, Minutes Book)

Item 29.              Management Services

                      None.

Item 30.              Undertakings

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 29th day of April, 2002.

                                               BB&T FUNDS
                                               Registrant

                                                /s/ Walter B. Grimm
                                               -------------------------------
                                               *Walter B. Grimm
                                               Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                      Title                               Date
             ---------                      -----                               ----

 /s/ Walter B. Grimm                        Chairman                            April 29, 2002
-------------------------------
*Walter B. Grimm

 /s/ William E. Graham                      Trustee                             April 29, 2002
-------------------------------
*William E. Graham

/s/ Thomas W. Lambeth                       Trustee                             April 29, 2002
-------------------------------
*Thomas W. Lambeth

/s/ Steven D. Pierce                        Treasurer                           April 29, 2002
-------------------------------
*Steven D. Pierce

/s/ W. Ray Long                             Trustee                             April 29, 2002
-------------------------------
*W. Ray Long

/s/ Robert W. Stewart                       Trustee                             April 29, 2002
-------------------------------
*Robert W. Stewart

/s/ Raymond K. McCulloch                    Trustee                             April 29, 2002
-------------------------------
*Raymond K. McCulloch

/s/ Drew T. Kagan                           Trustee                             April 29, 2002
-------------------------------
* Drew T. Kagan


             Signature                      Title                               Date
             ---------                      -----                               ----


/s/ Laura C. Bingham                        Trustee                             April 29, 2002
----------------------
*Laura C. Bingham

/s/ Richard F. Baker                        Trustee                             April 29, 2002
----------------------
* Richard F. Baker


*By: /s/ Alan G. Priest
    ---------------------------
       Alan G. Priest
       Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Little Rock, State of Arkansas on the 29th day of April 2002.

MASTER INVESTMENT PORTFOLIO             S&P 500 INDEX MASTER PORTFOLIO

By: /s/ RICHARD H. BLANK, JR.
    ------------------------------------
Richard H. Blank, Jr.
Secretary and Treasurer
(Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURES                                  TITLE                                   DATE
----------                                  -----                                   ----

/s/ RICHARD H. BLANK, JR.                   Secretary and Treasurer             April 29, 2002
----------------------------------------    (Principal Financial Officer)
Richard H. Blank, Jr.

/s/ JACK S. EUPHRAT                         Trustee                             April 29, 2002
----------------------------------------
Jack S. Euphrat*

/s/ R. GREG FELTUS                          Chairman, President                 April 29, 2002
----------------------------------------    (Principal Executive Officer)
R. Greg Feltus*                             and Trustee

/s/ W. RODNEY HUGHES                        Trustee                             April 29, 2002
----------------------------------------
W. Rodney Hughes*

/s/ LEO SOONG                               Trustee                             April 29, 2002
----------------------------------------
Leo Soong*

* Richard H. Blank, Jr. signs this document pursuant to powers of attorney as filed herewith.

                            *By:    /s/ RICHARD H. BLANK, JR.
                                    -------------------------
                                    Richard H. Blank, Jr.
                                    Attorney-in-Fact

                                POWER OF ATTORNEY


             Walter B. Grimm whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  6-18-97                                /s/  Walter B. Grimm
                                               ---------------------------------
                                               Walter B. Grimm

                                POWER OF ATTORNEY

         William E. Graham, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Funds (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William E. Graham, Jr. and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94

                                                       /s/ William E. Graham
                                                       ------------------------
                                                       William E. Graham

                                POWER OF ATTORNEY

         Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Thomas Willis Lambeth and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94


                                                       /s/ Thomas W. Lambeth
                                                       ------------------------
                                                       Thomas Willis Lambeth

                                POWER OF ATTORNEY

         W. Ray Long, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee W. Ray Long and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94

                                                       /s/ W. Ray Long
                                                       --------------------
                                                       W. Ray Long

                                POWER OF ATTORNEY

         Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Robert W. Stewart and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  2-15-94


                                                       /s/ Robert W. Stewart
                                                       -----------------------
                                                       Robert W. Stewart

                                POWER OF ATTORNEY


         Steven D. Pierce, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  January 28, 2002                             /s/ Steven D. Pierce
                                                     --------------------------
                                                     Steven D. Pierce

                                POWER OF ATTORNEY


         Raymond McCulloch, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  May 24, 1999                                 /s/ Raymond K. McCulloch
                                                     --------------------------
                                                     Raymond K. McCulloch

                                POWER OF ATTORNEY


         Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  May 10, 2001                            /s/ Laura C. Bingham
                                                -------------------------------
                                                Laura C. Bingham

                                POWER OF ATTORNEY


         Richard F. Baker, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  May 10, 2001                            /s/ Richard F. Baker
                                                -------------------------------
                                                Richard F. Baker

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of Barclays Global Investors Funds, Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.



Dated:  February 17, 2000                            /S/ LEO SOONG
                                                     -------------
                                                     Leo Soong

                                POWER OF ATTORNEY


         Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB& Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: February 27, 2001                                   /s/ Drew T. Kagan
                                                           --------------------
                                                           Drew T. Kagan

                                POWER OF ATTORNEY

             KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert
M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and+ other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                                 /s/ W. Rodney Hughes
                                                        --------------------
                                                        W. Rodney Hughes

                                POWER OF ATTORNEY

            KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                                /s/ R. Greg Feltus
                                                       ------------------
                                                       R. Greg Feltus

                                POWER OF ATTORNEY

             KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert
M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                                  /s/ Jack S. Euphrat
                                                         -------------------
                                                         Jack S. Euprhat

                                  EXHIBIT INDEX


Exhibit No.              Description                                            Page
-----------              -----------                                            ----

(h)               Opinion of Ropes & Gray

(i)(1)            Consent of Ropes & Gray

(i)(2)            Consent of KPMG LLP

(i)(3)            Consent of PricewaterhouseCoopers LLP